Share-Based Compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
11.	Share-Based Compensation

The following table summarizes the components of share-based compensation expense in the condensed consolidated statements of operations (in thousands):

	Three Months Ended March 31,
	2017	2016
Research and development	$5	$6
General and administrative	202	291
Totals	$207	$297

	Nine Months Ended March 31,
	2017	2016
Research and development	$16	$15
General and administrative	697	925
Totals	$713	$940

Stock Options
On August 12, 2008, the Company adopted the iBioPharma 2008 Omnibus Equity Incentive Plan (the “Plan”) for employees, officers, directors and external service providers. The Plan, as amended on December 18, 2013, provided that the Company may grant options to purchase stock and/or make awards of restricted stock up to an aggregate amount of 15 million shares. As of March 31, 2017, there were approximately 2.7 million shares of common stock reserved for future issuance under the Plan. Stock options granted under the Plan may be either incentive stock options (as defined by Section 422 of the Internal Revenue Code of 1986, as amended) or non-qualified stock options at the discretion of the Board of Directors. Vesting of service awards occurs ratably on the anniversary of the grant date over the service period, generally three or five years, as determined at the time of grant. Vesting of performance awards occurs when the performance criteria have been satisfied. The Company uses historical data to estimate forfeiture rates.

On March 1, 2017, the Company granted stock options to an officer to purchase 150,000 shares of common stock. These options vest ratably over a three-year service period, expire ten years from the date of grant, and have a weighted-average exercise price of $0.40 per share.

The following table summarizes all stock option activity during the nine months ended March 31, 2017:

	Stock Options	Weighted- average Exercise Price	Weighted- average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of July 1, 2016	12,273,334	$1.31	6.4	$993
Granted	150,000	0.40
Forfeited	(116,665)	1.54
Outstanding as of March 31, 2017	12,306,669	$1.30	5.6	$196
Vested and, as of March 31, 2017, expected to vest	12,276,498	$1.30	5.6	$196

Exercisable as of March 31, 2017	9,478,362	$1.30	4.8	$191

The weighted-average grant date fair value of stock options granted during the nine months ended March 31, 2017 was $0.35 per share. As of March 31, 2017, there was approximately $906,000 of total unrecognized compensation cost related to non-vested stock options that the Company expects to recognize over a weighted-average period of 1.4 years.

The Company estimated the fair value of options granted using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	2.37%
Dividend yield	0%
Volatility	104.38%
Expected term (in years)	9

13.	Share-Based Compensation

The following table summarizes the components of share-based compensation expense in the Consolidated Statements of Operations (in thousands):

	Year Ended June 30,
	2016	2015
Research and development	$20	$-
General and administrative	1,245	914
Totals	$1,265	$914

Stock Options
On August 12, 2008, the Company adopted the iBioPharma 2008 Omnibus Equity Incentive Plan (the “Plan”) for employees, officers, directors and external service providers. The original Plan provided that the Company may grant options to purchase stock and/or make awards of restricted stock up to an aggregate amount of 10 million shares. On December 18, 2013, the Plan was amended to increase the number of shares reserved for awards under the Plan from 10 million to 15 million. As of June 30, 2016, there were approximately 2.9 million shares of common stock reserved for future issuance under the Plan. Stock options granted under the Plan may be either incentive stock options (as defined by Section 422 of the Internal Revenue Code of 1986, as amended) or non-qualified stock options at the discretion of the Board of Directors. Vesting of service awards occurs ratably on the anniversary of the grant date over the service period, generally three or five years, as determined at the time of grant. Vesting of performance awards occurs when the performance criteria have been satisfied. The Company uses historical data to estimate forfeiture rates.

Issuances of stock options during 2015 were as follows:

On September 4, 2014, the Company granted stock options to members of the Board of Directors, officers and employees to purchase 1.64 million shares of common stock. These options vest ratably on the anniversary of the date of grant over a three year service period, expire ten years from the date of grant, and have an exercise price of $0.49 per share.

Issuances of stock options during 2016 were as follows:

On September 4, 2015 and March 1, 2016, the Company granted stock options to members of the Board of Directors, officers and employees to purchase 2.75 million shares of common stock. These options vest ratably over a three to five year service period, expire ten years from the date of grant, and have a weighted average exercise price of $1.64 per share.

Issuances of stock options during 2015 were as follows:

On September 5, 2014, the Company granted stock options to members of the Board of Directors, officers and employees to purchase 1.64 million shares of common stock. These options vest ratably on the anniversary of the date of grant over a three year service period, expire ten years from the date of grant, and have a weighted-average exercise price of $0.86 per share.

On November 20, 2014, the Company granted stock options to a consultant to purchase 100,000 shares of common stock. These options vest over a three year service period, expire four years from the date of grant, and have an exercise price of $1.15 per share.

On October 17, 2014, a consulting agreement dated March 1, 2012 with a former employee was terminated for cause. As a result, 500,000 options with an exercise price of $0.87 were cancelled.

The following table summarizes all stock option activity during the years ended June 30, 2016 and 2015:

	Stock Options	Weighted- average Exercise Price	Weighted- average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of July 1, 2014	8,483,334	$1.25	7.0	$179
Granted	1,740,000	$0.88
Forfeited/expired	(700,000)	$0.75
Outstanding as of June 30, 2015	9,523,334	$1.22	6.6	$1,848
Granted	2,750,000	$1.64
Forfeited/expired	-	$-
Outstanding as of June 30, 2016	12,273,334	$1.31	6.4	$993
As of June 30, 2016 vested and expected to vest	12,225,441	$1.31	6.4	$991

Exercisable as of June 30, 2016	7,583,357	$1.31	5.1	$773

The total fair value of stock options that vested during 2016 and 2015 was approximately $800,000 and $1.1 million, respectively. As of June 30, 2016, there was approximately $1.6 million of total unrecognized compensation cost related to non-vested stock options that the Company expects to recognize over a weighted-average period of 1.9 years.

The weighted-average grant date fair value of stock options granted during 2016 and 2015 was $0.62 and $0.43 per share, respectively.  The Company estimated the fair value of options granted using the Black-Scholes option pricing model with the following assumptions:

	2016	2015
Risk-free interest rate	1.83% - 2.13%	1.3% - 2.3%
Dividend yield	0%	0%
Volatility	109.49% - 112.17%	96.7% - 113.9%
Expected term (in years)	9	4 - 9